Financial Instruments (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-derivative financial liabilities
Trade and other payables	₪ 44	₪ 50
Debentures	8,748	₪ 9,157
2017 [Member]
Non-derivative financial liabilities
Trade and other payables	1,612
Bank loans	855
Debentures	1,511
Total	3,978
Financial liabilities for derivative instruments
Forward contracts on the CPI	41
2018 [Member]
Non-derivative financial liabilities
Trade and other payables
Bank loans	776
Debentures	1,505
Total	2,281
Financial liabilities for derivative instruments
Forward contracts on the CPI	47
2019-2021 [Member]
Non-derivative financial liabilities
Trade and other payables
Bank loans	2,388
Debentures	4,349
Total	6,737
Financial liabilities for derivative instruments
Forward contracts on the CPI	112
2022 and later [Member]
Non-derivative financial liabilities
Trade and other payables
Bank loans	1,794
Debentures	4,025
Total	5,819
Financial liabilities for derivative instruments
Forward contracts on the CPI
Carrying amount [Member]
Non-derivative financial liabilities
Trade and other payables	1,612
Bank loans	5,093
Debentures	10,011
Total	16,716
Financial liabilities for derivative instruments
Forward contracts on the CPI	200
Contractual cash flow [Member]
Non-derivative financial liabilities
Trade and other payables	1,612
Bank loans	5,813
Debentures	11,390
Total	18,815
Financial liabilities for derivative instruments
Forward contracts on the CPI	₪ 200